Financial Instruments - Fair Value Inputs (Details) - Volatility - Recurring fair value measurement $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Private Placement Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.635	0.560
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 741	$ 798
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (765)	$ (1,179)
Earnout liabilities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.842	0.782
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 2,807	$ 2,961
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (3,307)	$ (3,883)
Earn-in liabilities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.842	0.782
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 1,556	$ 1,641
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (1,833)	$ (2,153)